TRANSAMERICA FUNDS

Supplement to the Currently Effective Statement of Additional Information

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On September 27, 2013, the shareholders of Transamerica MLP & Energy Income voted to change the fund’s fundamental policy relating to concentration of investments. Effective on the same date, the following replaces the information in the Statement of Additional Information under the section entitled “Fundamental Investment Policies – 7. Concentration of Investments”:

7. Concentration of Investments

The fund may not make any investment if, as a result, the fund’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The fundamental policy above relating to concentration does not pertain to Transamerica Commodity Strategy, Transamerica Global Real Estate Securities or Transamerica MLP & Energy Income.

The following fundamental policy pertains to Transamerica Commodity Strategy:

The fund may not make any investment if, as a result, the fund’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time; except that the fund will concentrate in commodity-related industries.

The following fundamental policy pertains to Transamerica Global Real Estate Securities:

The fund may not make any investment if, as a result, the fund’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time; except that the fund will concentrate in securities of issuers in the real estate industry.

The following fundamental policy pertains to Transamerica MLP & Energy Income:

The fund may not make any investment if, as a result, the fund’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time; except that the fund will concentrate in industries in the energy sector.

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Investors Should Retain this Supplement for Future Reference

September 27, 2013

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